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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02704


                            Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Tax-Free Income Fund
           Schedule of Investments  3/31/08

Shares                                                                 Value

           COMMON STOCK - 0.3 %
           Transportation - 0.3 %
           Airlines - 0.3 %
154,604    Northwest Airlines *                                   $ 1,389,890
           TOTAL COMMON STOCK
Principal  (Cost  $4,839,466)                                     $ 1,389,890
Amount
           MUNICIPAL BONDS - 100.8 %
           No State - 2.0 %
5,000,000  Northern Mariana Islands, 5.0%, 6/1/17                 $ 4,870,600
                                                                  $ 4,870,600
           Alabama - 2.1 %
7,500,000  DCH Health Care Authority, 5.125%, 6/1/36              $ 6,997,500
1,895,000  Huntsville Alabama, 5.125%, 5/1/20                       1,993,559
725,000    Madison Alabama Water & Wasetwater Board, 4.6%, 12/1/11    757,197
330,000    Mobile Alabama Regulation & Import Weights General, 0.0    333,950
500,000    Southeast Alabama Gas District, 5.3%, 6/1/12               540,695
                                                                  $10,622,901
           Arizona - 4.5 %
1,000,000  Maricopa County School District, 7.0%, 7/1/08          $ 1,012,840
10,000,000 Phoenix Arizona Civic Import Corp., Variable Rate Note, 7,317,200 4,000,000 Phoenix Arizona Civic Import Corp. District Revenue, 0. 3,144,800
8,005,000  Phoenix Arizona Civic Import Corp. District Revenue, 0.  6,240,538
5,000,000  Pima County Arizona Development Authority, 5.0%, 9/1/39  4,904,250
                                                                  $22,619,628
           California - 10.7 %
3,470,000  California Municipal Finance Authority, 5.875%, 10/1/34$ 3,403,792
1,000,000  California State, 4.25%, 8/1/33                            877,230
5,000,000  California Statewide Communities Development, 5.0%, 3/1  4,677,600
4,875,000  California Statewide Communities Development Authority,  4,347,525
5,125,000 California Statewide Communities Development Authority, 4,395,456 20,000,000 Foothill Eastern Transportation Corridor Agency , 0.0%, 7,284,200 1,000,000 Franklin-McKinley California School District, 6.0%, 7/1 1,172,650
4,525,000  Golden State Tobacco Securitization, 7.8%, 6/1/42        5,456,743
1,000,000  Golden State Tobacco Securitization, 7.875%, 6/1/42      1,209,280
3,000,000  Golden State Tobacco Securitization, 7.9%, 6/1/42        3,631,200
12,000,000 Golden State Tobacco Security Corp. California, 5.125%, 9,667,680 10,000,000 Inland Empire Tobacco Securitization Authority Californ 1,327,200
1,175,000  Lucia Mar University School District, 0.0%, 8/1/20         623,091
130,000    Sacramento California Municipal Utilities District, 5.5    135,412
1,505,000  Santa Maria California Joint, 0.0%, 8/1/27                 494,648
3,600,000  Saugus California University School District, 0.0%, 8/1  1,565,784
5,000,000  Tobacco Securitization Authority Southern , 5.125%, 6/1  3,975,850
                                                                  $54,245,341
           Colorado - 2.2 %
2,750,000  Colorado Health Facilities Revenue, 5.25%, 11/15/35    $ 2,604,250
2,500,000  Colorado Health Facilities Revenue, 5.25%, 6/1/36        2,306,850
10,000     Colorado Housing Finance Authority, Series A-3, 7.0%, 1     10,361
15,000     Colorado Housing Finance Authority, Series B-2, 7.45%,      15,282
70,000     Colorado Housing Finance Authority, Series B-3, 6.55%,      72,044
3,575,000  Douglas County School District Region 1, 7.0%, 12/15/13  4,284,709
10,000,000 E-470 Public Highway Authority Colorado, 0.0%, 9/1/37    1,668,900
                                                                  $10,962,396
           Connecticut - 1.6 %
7,000,000  Connecticut State Health, 5.05%, 7/1/42                $ 7,025,130
1,000,000  Connecticut State Health & Education, 5.5%, 7/1/17       1,043,850
                                                                  $ 8,068,980
           District of Columbia - 1.7 %
8,825,000  District of Columbia Tobacco Settlement Financing Corp.$ 8,783,876
                                                                  $ 8,783,876
           Florida - 4.7 %
1,000,000  Dade County Florida General, 7.7%, 10/1/12             $ 1,186,750
500,000    Halifax Hospital Medical Center Florida, 5.375%, 6/1/46    445,455
5,435,000  Lee County Florida Industrial Development Authority, 4.  5,211,676
1,535,000  Marion County Florida Hospital District Development, 5.  1,590,367
2,000,000  Sarasota County Florida Health, 5.75%, 7/1/45            1,710,600
16,205,000 Tampa-Hillsborough County Florida, 4.0%, 7/1/34         13,395,863
                                                                  $23,540,711
           Georgia - 1.3 %
7,500,000  Houston County Georgia Hospital Authority Revenue, 5.0%$ 6,726,975
                                                                  $ 6,726,975
           Illinois - 5.6 %
495,000    Chicago IL Tax Increment 5.0%, 11/15/2010              $   506,316
4,000,000  Chicago Illinois O'Hare International Airport, 5.5%, 12  2,683,680
165,000    Chicago Illinois Single Family Mortgage, 6.45%, 9/1/29     167,468
10,775,000 Illinios Financial Authority, 5.0%, 5/1/25               9,151,208
5,000,000  Illinois Finance Authority, 5.0%, 4/01/31                4,530,800
5,000,000  Illinois Finance Authority, 5.0%, 4/1/36                 4,436,850
1,145,000  Illinois Housing Development Authority Revenue , 7.0%,   1,409,266
20,000,000 Metropolitan Pier & Exposition Auth Ill Dedicated St Ta  3,515,000
3,000,000  Will County Ill Fst Presv Dist, 0%, 12/1/18              1,793,790
                                                                  $28,194,378
           Indiana - 7.2 %
15,000,000 Hobart Indiana Building Corp., 6.5%, 1/15/29           $17,013,150
5,000,000  Indiana Health & Educational Facility Authority, 5.0%,   4,501,000
5,000,000  Indiana Health & Educational Facility Authority, 5.0%,   4,460,800
2,500,000  Indiana Health & Educational Facility Authority, 5.25%,  2,314,700
1,250,000  Indiana State Development Finance, 5.75%, 10/1/11        1,241,813
1,400,000  Indianapolis Local Public Improvement Board Board Reven  1,580,152
3,400,000  Indianapolis Local Public Improvement Board Revenue, 6.  3,901,806
1,000,000  Lawrence Township Metropolitan School District Revenue,  1,161,120
                                                                  $36,174,541
           Kentucky - 0.8 %
335,000    Kentucky Economic Development Finance, 6.25%, 10/1/12  $   354,732
4,000,000  Louisville & Jefferson County Kentucky Health Systems R  3,763,920
                                                                  $ 4,118,652
           Lousiana - 4.5 %
425,000    Louisiana Public Facilities Authority Revenue, 6.25%, 1$   416,951
15,000,000 Louisiana Public Facilities Authority, 5.5%, 5/15/47    14,114,700
1,085,000  Lousiana Local Government Environment Community, 5.25%,  1,170,639
8,000,000  St. John Baptist Parish Louisiana Revenue, 5.125%, 6/1/  7,020,800
                                                                  $22,723,090
           Massachusetts - 11.4 %
2,010,000  Cambridge Massachusetts Municipal Parking 4.0%, 2/1/27 $ 1,782,709
2,010,000  Cambridge Massachusetts Municipal Parking 4.0%, 2/1/28   1,765,765
1,000,000  Manchester Essex Regional School Massachusetts, 4.0%, 1/   908,760
1,000,000  Manchester Essex Regional School Massachusetts, 4.0%, 1    896,430
750,000    Massachusetts Development Finance Agency, 4.5%, 9/1/36     650,318
1,680,000  Massachusetts Development Finance Agency, 5.25%, 10/1/2  1,542,190
3,320,000  Massachusetts Development Finance Agency, 5.25%, 10/1/3  2,927,775
6,820,000  Massachusetts Development Finance Agency, 5.25%, 2/1/30  6,537,379
2,635,000  Massachusetts Development Finance Agency, 6.25%, 10/15/  2,476,373
2,000,000  Massachusetts Health & Educational Facilites Authority   2,046,520
1,000,000  Massachusetts Health & Educational Facilities Authority  1,057,740
2,000,000  Massachusetts Health & Educational Facilities Authority  2,066,960
2,500,000  Massachusetts Health & Educational Facilities, 5.5%, 7/  2,222,100
1,250,000  Massachusetts Health & Educational Facilties Authority,  1,266,550
1,145,000  Massachusetts Health & Educational Facitilties Authorit  1,174,129
8,170,000  Massachusetts State Dedicated Tax, 5.5%, 1/1/29          8,457,094
5,500,000  Massachusetts State Development Finance Agency, 5.75%,   6,139,540
1,500,000  Massachusetts State Development Finance Agency, 6.375%,  1,760,160
6,215,000  Massachusetts State Health & Educational, 5.25%, 7/1/33  6,602,381
40,000     Massachusetts State Health & Educational, 6.0%, 7/1/18      42,701
200,000    Massachusetts State Health and Educational Facilities,     204,872
5,000,000  Massachusetts State Health, 5.5%, 6/1/35                 5,337,950
                                                                  $57,866,396
           Maryland - 0.9 %
4,600,000  Maryland Health Department, 4.75% 1/1/13               $ 4,465,542
                                                                  $ 4,465,542
           Michigan - 1.2 %
1,500,000  John Tolfree Health System, 6.0%, 9/15/23              $ 1,482,120
400,000    Michigan State Trunk Line, 5.5%, 11/01/10                  430,248
4,000,000  Michigan State Hospital Finance Authority, 6.0%, 2/1/24  4,000,240
                                                                  $ 5,912,608
           Minnesota - 1.4 %
5,000,000 Becker, Minnesota Pollution Control Revenue Northern St$ 5,823,250 1,000,000 Laurentian Energy Authority Minnesota Cogeneration, 5.0 1,013,920
                                                                  $ 6,837,170
           Missouri - 0.1 %
285,000    Missouri State Housing Development Common Mortgage Reve$   294,445
                                                                  $   294,445
           Mississippi - 2.6 %
1,800,000 Columbus Mississippi Industrial Development Revenue, 5.$ 1,858,392 10,950,000 Lowndes County Mississippi Solid Waste Disposal & Pollu 11,361,392
                                                                  $13,219,784
           Montana - 0.1 %
500,000    Forsyth Pollution Control Revenue, 5.2%, 5/1/33        $   507,185
                                                                  $   507,185
           North Carolina - 0.4 %
2,250,000  North Carolina Capital Facilities Finance, 4.5%, 10/1/2$ 1,817,528
                                                                  $ 1,817,528
           North Dakota - 0.2 %
280,000    North Dakota State Housing Finance Agency Revenue, 5.8%$   286,740
545,000    North Dakota State Housing Finance Agency Revenue, 6.0%    552,129
                                                                  $   838,869
           Nebraska - 0.8 %
1,051,787  Energy America Nebraska Natural Gas Revenue, 5.45%, 4/1$ 1,051,692
1,325,000  Municipal Energy Agency, 6.0%, 4/1/08                    1,325,000
1,800,000  Nebraska Investment Finance Authority Single Family, Va  1,844,172
                                                                  $ 4,220,864
           New Hampshire - 2.4 %
5,000,000 New Hampshire Health & Education Facilities, 5.0%, 10/1$ 4,425,200 5,000,000 New Hampshire Health & Education Facilities, 5.0%, 10/1 4,498,350
1,250,000  New Hampshire Health & Education Facilities Authority R  1,259,363
2,000,000  New Hampshire Health & Educational Facilities Authority  2,033,340
140,000    New Hampshire State Housing Finance Authority, 6.125%,     143,990
                                                                  $12,360,243
           New Jersey - 5.2 %
500,000    New Jersey Economic Development Authority, 5.3%, 11/1/2$   429,895
450,000    New Jersey Economic Development Authority, 5.375%, 11/1    373,032
5,060,000  New Jersey Economic Development Authority Special Facil  4,828,100
2,000,000  New Jersey Health Care Facilities Financing Authority,   1,952,040
4,140,000  New Jersey Health Care Facilities Financing Authority,   3,672,842
1,000,000  Tobacco Settlement Financing Corp., New Jersey, 6.25%,   1,155,210
5,215,000  Tobacco Settlement Financing Corp., New Jersey, 6.75%,   6,148,381
9,500,000  Tobacco Settlement Financing Corp., 5.0%, 6/1/41         7,580,335
                                                                  $26,139,835
           Nevada - 1.8 %
10,000,000 Reno Nevada Hospital Revenue, 5.25%, 6/1/41            $ 9,079,100
                                                                  $ 9,079,100
           New York - 2.5 %
1,000,000  Albany Individual Development, 6.0%, 7/1/19            $ 1,000,780
400,000    Metropolitan Transportation Authority New York, 5.5%, 7    444,300
2,000,000  New York City Transportation Finance Authority Revenue,  2,137,680
4,400,000  New York State Dorm Authority, 0.0%, 7/1/39              3,337,884
5,515,000  New York State Dorm Authority, 5.24%, 7/1/24             5,685,358
                                                                  $12,606,002
           New Jersey - 0.4 %
2,100,000  Tobacco Settlement Financing Corp., New Jersey, 6.25%, $ 2,011,464
                                                                  $ 2,011,464
           Ohio - 0.2 %
400,000    Ohio State Building Authority Reference, 5.5%, 10/1/11 $   437,168
500,000    Ohio State Building Authority Revenue, 6.0%, 10/1/08       510,255
                                                                  $   947,423
           Oklahoma - 0.3 %
1,530,000  Moore Oklahoma General Obligation, 5.75%, 4/1/12       $ 1,639,762
                                                                  $ 1,639,762
           Oregon - 0.7 %
315,000    Klamath Falls Inter-Community Hospital Authority Revenu$   357,166
185,000    Klamath Falls Inter-Community Hospital Authority Revenu    192,095
1,000,000  Portland Urban Development, 5.75%, 6/15/08               1,052,850
1,650,000  Wasco County School District, 5.5%, 6/15/19              1,863,857
                                                                  $ 3,465,968
           Pennsylvania - 4.7 %
4,000,000 Allentown Pennsylvania Area Hospital Authority, 6.0%, 1$ 3,902,600 1,165,000 Chester County Pennsylvania Health & Education Faculty, 1,172,223
1,650,000  Chester County Pennsylvania Health & Education Faculty,  1,513,116
1,220,000  Chester County Pennsylvania Health, 5.0%, 11/1/20        1,215,437
1,000,000  Columbia County Pennsylvania Hospital Authority, 5.8%,     898,090
1,000,000  Montgomery County Pennslyvania Industrial, 5.0%, 12/1/2    918,180
1,000,000  Montgomery County PA Industrial, 5.0%, 12/1/30             859,210
15,000,000 Philadelphia Pennsylvania Hospital, 5.0%, 7/1/34        12,460,800
500,000    Philadelphia Pennsylvania Parking, 4.875%, 9/1/09          517,175
65,000     Sayre Pennsylvania Health Care Facilities Authority, 7.     66,947
185,000    Sayre Pennsylvania Health Care, 5.75%, 12/1/21             205,555
                                                                  $23,729,333
           Puerto Rico - 1.1 %
5,000,000  Puerto Rico Electric Power, 0.0%, 7/1/17*              $ 3,246,100
3,305,000  Puerto Rico Electric Power, 0.0%, 7/1/17*                2,145,672
                                                                  $ 5,391,772
           Rhode Island - 0.2 %
250,000    Rhode Island State Health & Education Facilities Author$   285,240
415,000    Rhode Island State Health & Educational Building Corp.,    473,764
65,000     Rhode Island State Health & Educational Building Corp.,     68,310
                                                                  $   827,314
           South Carolina - 0.7 %
500,000    South Carolina Jobs Economic Development Authority, 6.0$   534,445
95,000     South Carolina Housing Finance & Development Authority      95,217
440,000    South Carolina Jobs Economic, 6.875%, 8/1/27               520,643
2,500,000  Tobacco Settlement Revenue Management, 6.375%, 5/15/30   2,417,900
                                                                  $ 3,568,205
           South Dakota - 0.0 %
65,000     South Dakota Conservancy District Revenue, 5.625%, 8/1/$    65,166
                                                                  $    65,166
           Tennessee - 2.8 %
1,000,000  Johnson City Tennessee Health & Education, 5.5%, 7/1/36$   925,870
1,000,000  Knox County Health Facility, 6.375%, 4/15/22             1,025,880
1,500,000  Knox County Health Facility, 6.5%, 4/15/31               1,518,525
750,000    Knoxville County Tennessee Series A, 5.0%, 5/1/13          764,640
1,000,000  Metro Government Nashville/Davidson County Tennessee, 5  1,118,550
1,000,000  Metro Government Nashville/Davidson County Tennessee, 7  1,176,830
1,500,000  Metro Government Nashville/Davidson County Tennessee, 6  1,592,295
5,960,000  Sumner Coutny Tennessee Health Educational, 5.5%, 11/1/  5,276,626
550,000    Williamson County Tennessee General, 5.1%, 3/1/14          578,705
                                                                  $13,977,921
           Texas - 7.2 %
3,000,000  Brazos River Authority Pollution Control Revenue, 7.7%,$ 3,034,320
750,000    Carroll Independent School District, 6.75%, 8/15/21        926,168
850,000    Carroll Independent School District, 6.75%, 8/15/22      1,050,745
13,885,000 Dallas-Fort Worth Texas International Airport, 6.0%, 11 12,224,632 1,000,000 Harris County Health Facilties Development Authority, 6 1,117,600
10,000     San Antonio Texas General, 4.75%, 2/1/19                    10,251
505,000    San Antonio Texas General, 4.75%, 2/1/19                   509,121
300,000    San Felipe Del Rio Texas Conservation, 5.0%, 8/15/12       318,132
2,310,000  Texas Clear Creek Independent School District General O  2,199,952
2,050,000  Texas Keller Independent School District General Obliga  1,921,158
2,750,000  Texas Public Finance Authority Building Revenue, 0.0%,   2,617,588
3,500,000  Texas State, Floating Rate Note, 9/30/11                 4,266,990
500,000    Tomball Texas Independent Schools, 5.0%, 2/15/11           532,205
3,500,000  Weslaco Health Facilities, 6.25%, 6/1/25                 3,610,670
2,000,000  Weslaco Health Facilities, 6.25%, 6/1/32                 2,038,620
20,000     Whitehouse Texas Independent School District, 4.8%, 2/1     20,034
                                                                  $36,398,186
           Utah - 0.1 %
500,000    Utah County Utah Charter School Revenue, 5.35%, 7/15/17$   483,970
                                                                  $   483,970
           Virginia - 0.6 %
2,500,000  Henrico County Virginia, Variable Rate, 8/23/27        $ 2,974,350
                                                                  $ 2,974,350
           Washington - 2.8 %
1,095,000  King County Washington Public Hospital District, 5.25%,$ 1,123,076
300,000    King County Washington School District No. 415, 5.5%, 6    334,005
1,000,000  Pierce County Washington School District, 4.0%, 12/1/09  1,027,500
500,000    Renton Washington Water & Sewer, 4.4%, 12/1/15             532,680
2,250,000  Snohmish County Public Utlility District Revenue, 5.7%,  2,452,725
2,500,000  Snohomish County Public Utility District Revenue, 6.8%,  2,974,275
3,500,000  Tobacco Settlement Authority Washington, 6.625%, 6/1/32  3,509,415
2,500,000  Washington State Housing, 5.25%, 1/1/17                  2,374,375
                                                                  $14,328,051
           Wisconsin - 0.3 %
1,430,000  Adams-Friendship School District, 6.5%, 4/1/16         $ 1,691,504
                                                                  $ 1,691,504
           TOTAL MUNICIPAL BONDS
           (Cost  $528,808,358)                                   $509,318,029

           TOTAL INVESTMENT IN SECURITIES - 101.0%
           (Cost  $533,644,824)                                   $510,707,919

           OTHER ASSETS AND LIABILITIES - (1.0)%                  $-3,643,036

           TOTAL NET ASSETS - 100.0%                              $505,472,594

(c) At March 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $533,644,824 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost              $19,109,128

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value               (42,046,033)

           Net unrealized loss                                    $(22,936,905)

           FAS 157 Footnote Disclosures

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of March
               31, 2008, in valuing the Fund's assets:

Valuation Inputs                                             Investments
							   in Securities
Level 1 - Quoted Prices                                     510,707,919
Level 2 - Other Significant Observable Inputs                 0
Level 3 - Significant Unobservable Inputs                     0
Total                                                       510,707,919


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 30, 2008

* Print the name and title of each signing officer under his or her signature.